Net Loss Per Share - Schedule of Potential Dilutive Securities are Anti-Dilutive (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to the Company’s shareholders									$ (49,206,019)	$ (44,520,635)
Denominator:
- Basic	32,478,203	[1]	32,681,089	[1]	37,892,520	[1]	31,178,299	[1]	65,265,397	56,084,858
Diluted	32,478,203	[1]	32,681,089	[1]	37,892,520	[1]	31,178,299	[1]	65,265,397	56,084,858
- Basic	$ (0.29)		$ (0.4)		$ (0.76)		$ (1.14)		$ (0.75)	$ (0.79)
Diluted	$ (0.29)		$ (0.4)		$ (0.76)		$ (1.14)		$ (0.75)	$ (0.79)

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).